John Hancock
California
Tax-Free Income
Fund

SEMI
ANNUAL
REPORT

2.28.02

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www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 18

For your information
page 33


Dear Fellow Shareholders,

The uncertainty and volatility that marked the year 2001 carried over into the first two months of 2002. Questions about the economy, combined with the taint of Enron and concerns about corporate accounting, caused growing investor uncertainty that kept the stock market volatile. February ended with two of the major indexes losing a bit of ground year to date, with the Standard & Poor's 500 Index returning -3.36% and the Nasdaq Composite Index off by -11.22%, while the Dow Jones Industrial Average returned 1.17%. Bond results were more muted than last year, but for the most part were positive in the first two months of 2002.

Essentially the same scenario occurred last year, when bonds beat stocks for the second straight year and bond investors realized positive results, while 83% of U.S. stock funds posted negative returns, according to Lipper, Inc.

These last two years couldn't have provided a more vivid example of the importance of being well diversified, not only among different asset classes, such as stocks, bonds and cash, but also among various types of each, such as growth or value stocks of different capitalizations.

Two disappointing years of stock performance could also be a reason to re-evaluate with your investment professional whether you are still on track to meet your long-term financial goals. It's possible that downsized results, and modified expectations, could foster some changes in your investing strategies. And now is certainly a good time to perform this review, given the increased opportunities for retirement and college savings offered in President Bush's major tax-cut legislation enacted in June 2001.

While the stock market remains choppy, it is becoming increasingly clear that the economic and corporate profit cycles have begun to turn. So we remain encouraged, and confident in the resilience of the economy, the financial markets and the nation.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income
exempt from
federal and
California
personal income
taxes, consistent
with preservation
of capital.

Over the last six months

* The bond market entered an extremely volatile period following the events of September 11.

* The California economy has weathered the national recession relatively well.

* In this difficult market environment, the Fund stayed the course with its long-term investment strategy.

[Bar chart with heading "John Hancock California Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the six months ended February 28, 2002." The chart is scaled in increments of 0.5% with 0.0% at the bottom and 1.0% at the top. The first bar represents the 0.77% total return for Class A. The second bar represents the 0.38% total return for Class B. The third bar represents the 0.35% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.1%   Foothill/Eastern Transp. Corridor Agency, 1-1-34, 6.000%
 3.0%   Sacramento Power Auth., 7-1-22, 6.000%
 2.9%   Santa Ana Financing Auth., 7-1-24, 6.250%
 2.8%   Calif. Statewide Communities Dev. Auth., 8-1-22, 6.500%
 2.3%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 10.120%
 1.8%   Metropolitan Water District, 7-1-20, 5.000%
 1.7%   Puerto Rico, Commonwealth of, 7-1-15, 6.500%
 1.6%   Santa Clara County Finance Auth., 5-15-17, 5.500%
 1.6%   East Bay Municipal Utility District, 6-1-20, 8.820%
 1.4%   California, State of, 4-1-29, 4.750%

As a percentage of net assets on February 28, 2002.



MANAGERS'
REPORT

BY DIANNE SALES, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND BARRY H. EVANS, CFA, AND CYNTHIA M. BROWN, PORTFOLIO MANAGERS

John Hancock
California Tax-Free Income Fund

Following nearly three quarters of strong performance due to falling interest rates, bond markets entered an extremely volatile period following the events of September 11. In the wake of the terrorist attacks on the United States, the economy headed deeper into the recession that had begun in early 2001. In an effort to halt the economy's decline, the Federal Reserve responded quickly and aggressively, cutting interest rates four times from September 11 through the end of the year. With recent evidence of an economic recovery, the Fed hasn't cut rates any further this year.

"...bond markets entered
 an extremely volatile
 period following the
 events of September 11."

Although activity in the municipal bond market was initially reduced in the post--September 11 period, it had come roaring back by November. Issuance increased dramatically, as governments moved to take advantage of lower interest rates, while short-term investors looked further out the yield curve to fill their need for coupon income. While higher-grade bonds performed well, lower-rated paper lagged due to uncertainty about the economy. Not surprisingly, transportation-related sectors -- such as airlines, airports, hotels and convention centers -- were hit hardest in the aftermath of September 11. These credits dragged down performance of the higher-yielding sectors of the tax-exempt market.

PERFORMANCE REVIEW

For the six months ended February 28, 2002, John Hancock California Tax Free Income Fund's Class A, Class B and Class C shares returned 0.77%, 0.38% and 0.35%, respectively, at net asset value. For the same period, the average California municipal bond fund returned 0.80%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[A photo of Team leader Dianne Sales flush right next to first paragraph.]

In this difficult environment, our revenue bonds in essential services -- such as electric utilities, water and sewer, and government buildings -- were solid performers. Because of their stable revenue streams, these bonds were well insulated from the woes of the corporate market. Holdings in well-established revenue projects, such as our Foothill/Eastern Transportation Corridor Agency bonds, were also strong performers.

During the period, the Fund's slight underperformance reflected our overweighting in lower-investment-grade names in California. These projects, which are viewed as more economically cyclical, suffered as economic worries mounted. In addition, the Fund's performance was held back by our airport- and airline-backed names. Across the board, we chose to maintain our positions in these names, knowing that the dramatic economic stimulus released by the Fed would clearly induce stronger economic growth. Indeed, since late 2001, the economic news has continued to brighten, and we have seen improved levels for these names in 2002.

"The California economy
 has weathered the
 national recession
 relatively well..."

CALIFORNIA MARKET

The California economy has weathered the national recession relatively well, despite the significant downturn in the technology sector and the state's energy crisis. With the high-tech troubles concentrated mostly in northern California, the economic picture has remained relatively strong in southern California, where employment remains stable and growth continues in the real-estate sector. This is a testament to how strong and diversified California's economy is.

California's energy crisis, however, continues to weigh on the state's fiscal situation. In the peak of the crisis, the government took over as the major buyer of power in the state. To finance this power, the government borrowed from the state's emergency fund and intended to replenish the reserves with the proceeds from a long-term financing package. More than a year after the crisis began, a financing package has yet to be put in place. What's more, energy prices dropped sharply after California locked into contracts with power suppliers, leaving the state paying higher prices. The state is not only working to create a long-term financing plan, but is also seeking help from the federal government in renegotiating its energy contracts at lower prices. These actions have helped to create a hole in the state's budget that has yet to be filled.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is General obligation 12%, the second is Health 11%, the third Transportation 8%, the fourth Water and sewer 8% and the fifth Electric 6%.]

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-02." The chart is divided into three sections (from top to left): General obligation bonds 12%, Revenue bonds 87% and Short-term investments and other 1%.]

STAYING THE COURSE

In this volatile market environment, we stayed the course with our long-term investment strategy, making only minor adjustments during the period. For the most part, we've also looked for opportunities to improve the Fund's overall yield. While we haven't made major changes to the Fund's sector weightings, within each sector we've taken advantage of opportunities to sell older bonds with lower yields and replace them with newer, higher-yielding issues. In our lower-grade sectors, we have worked to improve our holdings by swapping into bonds with more secure asset backing.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Essential service revenue bonds followed by an up arrow with the phrase "Stable revenue streams." The second listing is Housing bonds followed by an up arrow with the phrase "Strong real-estate sector." The third listing is Airline bonds followed by a down arrow with the phrase "Transportation sector hit hard after September 11."]

"...as the economy improves,
 we're likely to see the
 income streams from rev-
 enue bonds pick up too."

OUTLOOK

Despite the recent volatility in the market, we believe the outlook for municipal bonds remains positive. Since we're just starting to see the initial signs of a recovery, we don't expect the Federal Reserve to raise interest rates any time soon. With the Fed likely to hold rates at their current levels for at least the next several months, we expect bond prices to trade in a relatively narrow range.

In anticipation of this trading-range environment, we will maintain a neutral interest-rate stance. We will also keep our focus on revenue bonds, as opposed to general obligation bonds. Tax revenues tend to lag the economy by about 12 months. So while the economy is now starting to turn the corner, we're still seeing tax revenues decline in most states. Given that, we're likely to see spending cuts as states attempt to balance their budgets under the pressure of shrinking tax revenues. The result could be downward pressure on general obligation issues, which are most directly affected by spending cuts. Revenue bonds, on the other hand, are dependent on the revenues from their particular projects, and therefore tend to be more economically sensitive. So as the economy improves, we're likely to see the income streams from revenue bonds pick up too.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
February 28, 2002

The index used for
comparison is the
Lehman Brothers
Municipal Bond
Index, an unmanaged
index that includes
approximately 8,000
bonds and is commonly
used as a measure of
bond performance.

It is not possible to
invest directly in
an index.

                              Class A      Class B      Class C        Index
Inception date               12-29-89     12-31-91       4-1-99           --

Average annual returns with maximum sales charge (POP)
One year                         0.66%       -0.43%        2.45%        6.84%
Five years                       4.98%        4.83%          --         6.37%
Ten years                        6.26%        5.96%          --         6.91%
Since inception                    --           --         3.31%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -3.73%       -4.54%       -1.61%        1.99%
One year                         0.66%       -0.43%        2.45%        6.84%
Five years                      27.51%       26.60%          --        36.15%
Ten years                       83.54%       78.45%          --        95.13%
Since inception                    --           --         9.94%          --

SEC 30-day yield as of February 28, 2002
                                 4.55%        3.92%        3.87%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $19,513 as of February 28, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock California Tax-Free Income Fund, before sales charge, and is equal to $19,216 as of February 28, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock California Tax-Free Income Fund, after sales charge, and is equal to $18,356 as of February 28, 2002.

                                    Class B 1    Class C 1
Period beginning                    2-29-92       4-1-99
Without sales charge                $17,851      $11,105
With maximum sales charge                --      $10,994
Index                               $19,573      $11,736

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 28, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2002
(unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. The tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's "cash" position, are listed last.

STATE, ISSUER, DESCRIPTION,                                        INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE   RATING*  (000s OMITTED)           VALUE

TAX-EXEMPT LONG-TERM BONDS 98.06%                                                                        $404,283,221
(Cost $375,700,652)

California 89.34%                                                                                        $368,327,671
ABAG Finance Authority For Nonprofit Corps,
  Cert of Part Nat'l Center for Int'l Schools Proj,
  05-01-18                                                            7.375%     BB+           $4,300       4,613,212
  Rev San Diego Hosp Assoc Ser 2001A, 08-15-20                        6.125      BBB+           2,000       2,045,580
Alameda, County of,
  Cert of Part Cap Proj, 06-01-16                                     6.750      A2               500         516,915
Anaheim Public Financing Auth,
  Sub Lease Rev 1997 Cap Apprec Ser C
  Anaheim Pub Imp Proj, 09-01-18                                       Zero      AAA            3,000       1,275,600
  Sub Lease Rev 1997 Cap Apprec Ser C
  Anaheim Pub Imp Proj, 09-01-36                                       Zero      AAA            9,545       1,425,450
Anaheim, City of,
  Cert of Part Ref Reg Rites Convention Ctr,
  07-16-23                                                           11.020#     AAA            2,000       2,127,500
Antioch Public Financing Auth,
  Reassessment Rev Ser B, 09-02-15                                    5.850      BB+            1,460       1,514,078
Avalon Community Improvement Agency,
  Tax Alloc Community Imp Proj Ser B, 08-01-22                        6.400      A-             1,760       1,832,424
Beverly Hills Public Financing Auth,
  Lease Rev INFLOS, 06-01-15                                          9.220#     AAA            2,500       2,721,875
Burbank Redevelopment Agency,
  Tax Alloc Golden State Redevel Proj Ser A,
  12-01-23                                                            6.000      A-             2,750       2,850,155
California Educational Facilities Auth,
  Rev 1993 Ser B Pooled College & Univ Proj,
  06-01-09                                                            6.125      Baa2           1,000       1,041,190
California Health Facilities Financing Auth,
  Ins Rev Ref Ser A Catholic Healthcare West
  Obligated Group, 07-01-15                                           5.750      AAA            2,000       2,163,700
  Ins Rev Ser A San Diego Christian Foundation,
  07-01-12                                                            6.250      A+             1,135       1,164,260
  Ins Rev Ser B Hlth Facil Small Facil, 04-01-22                      7.500      A+             2,000       2,246,320
  Rev Ser 1994A Scripps Research Institute,
  07-01-09                                                            6.300      Aa3              500         532,340
California Housing Finance Agency,
  Home Mtg Rev 1994 Ser C, 08-01-14                                   6.650      AA-            1,000       1,044,420
  Home Mtg Rev 1999 Ser L, 02-01-18                                    Zero      AAA            9,100       3,549,819
  Rev Cap Apprec Ser 2001B, 08-01-31                                   Zero      AAA            4,805         901,082
  Rev Cap Apprec Ser 2001M, 08-01-32                                   Zero      AAA            4,850         803,402
California Infrastructure & Economic
  Development Bank,
  Rev J David Gladstone Inst Proj, 10-01-34                           5.250      A-             1,000         985,820
  Rev Kaiser Hosp Asst I LLC Ser 2001A, 08-01-31                      5.550      A              3,000       3,047,580
California Pollution Control Financing Auth,
  Poll Control Rev 1991 Southern Calif Edison Co,
  12-01-17                                                            6.900      BB               500         489,790
  Poll Control Rev 1992 Ser A Pacific Gas & Elec Co,
  06-01-09                                                            6.625      CCC              500         493,215
  Poll Control Rev 1996 Ser A Pacific Gas & Elec Co,
  12-01-16                                                            5.350      AAA            1,000       1,035,940
  Poll Control Rev 1997 Ser A Laidlow
  Environmental Proj (B), 07-01-07                                    6.700      D              2,000           3,800
  Solid Waste Disposal Rev Keller Canyon Landfill Co
  Proj, 11-01-27                                                      6.875      BB-            2,000       1,958,460
California Rural Home Mortgage Finance Auth,
  Single Family Mtg Rev Ser A Mtg Backed Sec's
  Prog, 11-01-26                                                      7.550      AAA              450         490,041
  Single Family Mtg Rev Ser A Mtg Backed Sec's
  Prog Step Coupon, 05-01-27                                          7.750#     AAA              440         482,060
California State Public Works Board,
  Lease Rev 1993 Ser A California State Univ
  Various Community College Proj, 12-01-18                            5.625      A              3,700       4,018,311
  Lease Rev 1996 Ser A Dept of Corrections,
  01-01-15                                                            5.500      AAA            5,145       5,456,478
  Lease Rev Ref 1993 Ser A California State Univ
  Various Proj, 06-01-21                                              5.500      AA-            1,250       1,271,475
  Lease Rev Ref 1993 Ser A Dept of Corrections
  Various State Prisons, 12-01-19                                     5.000      AAA            5,000       5,209,600
  Lease Rev Ser A Dept of Corrections, 01-01-21                       5.250      AAA            4,500       4,555,170
  Lease Rev Ser 2002 A Dept of Corrections
  Ten Admin, 03-01-27                                                 5.000      AAA            3,000       2,970,420
California Statewide Communities Development Auth,
  Ins Ref Cert of Part Statewide Univ Northridge Proj,
  04-01-26                                                            6.000      AAA            1,620       1,758,721
  Cert of Part Catholic Healthcare West, 07-01-20                     6.500      BBB            4,365       4,550,600
  Cert of Part Ref Triad Healthcare Hosp, 08-01-22                    6.500      AA            11,000      11,451,000
  Ins Rev Cert of Part Hlth Facil Eskaton Properties,
  05-01-11                                                            6.700      AAA            1,250       1,286,600
  Ins Rev Cert of Part Hlth Facil AIDS Proj Los Angeles,
  08-01-22                                                            6.250      AA             2,000       2,050,500
California, State of,
  General Obligation, 04-01-29                                        4.750      AAA            6,000       5,735,580
  General Obligation Ref, 02-01-29                                    4.750      AAA            3,000       2,868,210
Capistrano Unified School District,
  Spec Tax of Community Facil Dist 92-1, 09-01-18                     7.000      AA             1,500       1,642,605
  Spec Tax of Community Facil Dist 92-1, 09-01-21                     7.100      AA             2,250       2,698,943
  Spec Tax of Community Facil Dist 98-2, 09-01-29                     5.750      BB+            2,470       2,433,074
Carson Redevelopment Agency,
  Tax Alloc Redevelopment Proj Area No. 1 Preref,
  10-01-12                                                            6.375      A-               450         472,176
  Tax Alloc Redevelopment Proj Unref Bal, 10-01-12                    6.375      A-                50          51,531
Carson, City of,
  Imp Bond Act of 1915 Assessment Dist No 2001-1,
  09-02-31                                                            6.375      BB+            1,375       1,370,270
Center Unified School District,
  GO Cap Apprec Ser C, 09-01-16                                        Zero      AAA            2,145       1,052,208
Central Valley Financing Auth,
  Cogeneration Proj Rev Carson Ice-Gen Proj
  Ser 1993, 07-01-13                                                  6.100      AAA            3,300       3,565,023
  Cogeneration Proj Rev Carson Ice-Gen Proj
  Ser 1993, 07-01-20                                                  6.200      AAA            1,000       1,081,630
Clearlake Redevelopment Agency,
  Tax Alloc Highlands Park Community Devel Proj,
  10-01-23                                                            6.400      AA               485         527,961
Contra Costa County Public Financing Auth,
  Lease Rev Ref Various Cap Facs Ser 1999A, 06-01-28                  5.000      AAA            3,000       2,982,390
Corona Community Facilities District 97-2,
  Special Tax Rev, 09-01-23                                           5.875      BB+            1,500       1,508,460
Costa Mesa Public Financing Auth,
  1991 Local Agency Rev Ser A, 08-01-21                               7.100      BBB              215         217,739
Culver City Redevelopment Finance Auth,
  Rev Ref Sub Tax Alloc Ser 1999B, 11-01-18                           6.200      BBB-           2,000       2,045,100
Davis Redevelopment Agency,
  Tax Alloc Ref Davis Redevel Proj, 09-01-24**                        7.000      AAA            5,115       5,602,920
Del Mar Race Track Auth,
  Rev Ref Ser 1996, 08-15-06                                          6.000      BBB            2,240       2,350,006
  Rev Ref Ser 1996, 08-15-11                                          6.200      BBB            1,865       1,990,999
Delano, City of,
  Cert of Part, 04-01-10                                              7.000      A              2,000       2,010,240
East Bay Municipal Utility District,
  Wastewater Treatment Sys Rev Ref, 06-01-20                          8.820#     AAA            6,000       6,495,000
Fairfield Public Financing Auth,
  1995 Rev Ser A Pennsylvania Ave Storm Drainage
  Proj, 08-01-21                                                      6.500      A-             1,085       1,156,393
Foothill/Eastern Transportation Corridor Agency,
  Toll Rd Rev Fixed Rate Current Int Ser 1995A,
  01-01-32                                                            6.500      AAA            1,665       1,930,601
  Toll Rd Rev Fixed Rate Current Int Ser 1995A,
  01-01-34                                                            6.000      AAA           14,775      16,800,800
  Toll Rd Rev Ref Cap Apprec, 01-15-36                                 Zero      BBB-          30,000       3,578,700
  Toll Road Rev Ref Cap Apprec, 01-15-25                               Zero      BBB-           6,615       1,596,596
  Toll Road Rev Ref Conv Cap Apprec, 01-15-26                          Zero      BBB-           5,000       3,218,300
Fresno Joint Powers Financing Auth,
  Rev Ser A, 09-02-12                                                 6.550      BBB+           2,000       2,128,640
Fresno, City of,
  Hlth Facil Rev Ser 1991 Saint Agnes Medical Center,
  06-01-21                                                            6.625      AA               250         258,378
  Sewer Rev Ser A-1, 09-01-19                                         5.250      AAA            1,000       1,072,570
Industry Urban-Development Agency,
  Tax Alloc Ref Trans Dist Proj 3, 11-01-16                           6.900      A-             1,020       1,069,490
Irvine, City of,
  Imp Board Act of 1915 Assessment Dist 87-8
  Group 3, 09-02-24                                                   5.875      BBB-           2,100       2,067,786
  Imp Board Act of 1915 Assessment Dist 95-12
  Ser B, 09-02-21                                                     6.550      AA             1,000       1,127,800
  Imp Board Act of 1915 Assessment Dist 97-16
  Group 4, 09-02-22                                                   6.375      BBB            1,200       1,236,624
  Imp Board Act of 1915 Assessment Dist 97-17
  Ltd Oblig, 09-02-14                                                 5.625      BBB-           3,000       3,057,480
  Imp Board Act of 1915 Assessment Dist 97-17
  Ltd Oblig, 09-02-23                                                 5.900      BBB-           2,000       2,002,000
  Mobile Home Park Rev Ser A Meadows Mobile
  Home Park, 03-01-28                                                 5.700      BBB-           4,000       3,758,000
Irwindale Community Redevelopment Agency,
  Sub Lien Tax Alloc Industrial Devel Proj, 06-01-26                  7.050      BBB            2,750       2,972,503
Laguna Salada Union School District,
  Ser C, 08-01-26                                                      Zero      AAA            1,000         268,280
Lancaster School District,
  Cert of Part Cap Apprec Ref, 04-01-19                                Zero      AAA            1,730         705,200
  Cert of Part Cap Apprec Ref, 04-01-22                                Zero      AAA            1,380         464,825
Long Beach, City of,
  Harbor Rev Ref Ser A, 05-15-18                                      6.000      AAA            2,660       3,039,289
Los Angeles Community Facilities District,
  Spec Tax No 3 Cascades Business Park Proj, 09-01-22                 6.400      BB+            1,000       1,038,440
Los Angeles Community Redevelopment Financing Auth,
  Rev MultiFamily Ser A Grand Central Square,
  12-01-26                                                            5.850      BB             2,000       1,831,640
Los Angeles Department of Water and Power,
  Elec Plant Rev Ref 2nd Iss of 1993, 11-15-12                        5.400      A+             1,000       1,040,570
Los Angeles Public Works Financing Auth,
  Rev Regional Park & Open Space Dist A, 10-01-15                     6.000      AA3            3,750       4,208,888
Los Angeles Unified School District,
  Cert of Part Ser 2001B Admin Bldg Proj, 10-01-31                    5.000      AAA            3,000       2,967,840
Los Angeles, County of,
  Cert of Part Disney Parking Proj, 03-01-23                          6.500      A-             2,000       2,139,520
Metropolitan Water District,
  Wtr Rev Iss of 1992, 07-01-20                                       5.000      AA             7,500       7,502,025
Metropolitan Water District of Southern California,
  Wtr Rev 1997 Ser A, 07-01-30                                        5.000      AAA            2,000       1,981,900
Midpeninsula Regional Open Space District
  Calif Financing Auth,
  Cap Apprec, 09-01-30                                                 Zero      AAA            3,670         741,340
Millbrae, City of,
  Residential Facil Rev Ser 1997A Magnolia of
  Millbrae Proj, 09-01-27                                             7.375      BB             1,000       1,036,030
Modesto Irrigation District,
  Cert of Part & Cap Imp Ser 2001A, 07-01-26                          5.000      AAA            1,250       1,246,425
New Haven Unified School District,
  Cap Apprec Ser A, 08-01-21                                           Zero      AAA            7,405       2,451,796
  Cap Apprec Ser B, 08-01-22                                           Zero      AAA           14,200       4,595,830
Northern California Transmission Agency,
  Rev 1990 Ser A Calif-Oregon Transm Proj, 05-01-13                   7.000      AAA              100         123,806
  Rev 1992 Ser A Calif-Oregon Transm Proj, 05-01-16                   6.500      AAA            1,000       1,028,520
Oakland, Port of,
  Spec Facil Rev 1992 Ser A Mitsui O.S.K. Lines
  Ltd Proj, 01-01-19                                                  6.800      BBB+             500         506,175
Oceanside, City of,
  Ref Cert of Part Ser A, 04-01-12                                    6.375      A3             3,000       3,203,430
Orange County Development Agency,
  Tax Alloc Santa Ana Heights Proj, 09-01-23                          6.125      BBB            5,000       5,088,100
Orange Cove Irrigation District,
  Cert of Part Ref-Rehab Proj, 02-01-17                               5.000      AAA            2,045       2,090,113
Orange, County of,
  Cert of Part Recovery Ref Ser A, 07-01-16                           5.800      AAA            2,000       2,233,920
  Ser A of 1992 Spec Tax of Community Facil
  Dist 88-1 Aliso Viego, 08-15-18                                     7.350      AAA            1,000       1,047,620
  Ser A of 2000 Spec Tax of Community Facil
  Dist 1 Ladera Ranch, 08-15-30                                       6.250      BB+            1,000       1,021,780
Paramount Unified School District,
  GO Cap Apprec Bonds Ser 2001 B, 09-01-25                             Zero      AAA            4,735       1,313,394
Pasadena, City of,
  Cert of Part Ref Old Pasadena Pkg Facil Proj,
  01-01-18                                                            6.250      AA-            1,205       1,398,523
Poway, City of,
  Community Facil Dist No 88-1 Spec Tax Ref Pkwy
  Business Ctr, 08-15-15                                              6.750      BB             1,000       1,084,410
Rancho Mirage Redevelopment Agency,
  Tax Alloc Redevel Plan 1984 Proj Ser 2001A-1,
  04-01-33                                                            5.000      AAA            2,000       1,975,040
Rancho Santa Fe Community Services District,
  Community Facil Dist No 1 Spec Tax, 09-01-30                        6.700      BB             1,500       1,546,800
Redondo Beach Public Financing Auth,
  Rev South Bay Center Redevel Proj, 07-01-16                         7.000      BBB+             950       1,025,031
Richmond, County of,
  Imp Bd Act of 1915 Ref Reassessment
  District No 855, 09-02-19                                           6.600      BBB-           2,400       2,483,184
Riverside County Asset Leasing Corp,
  Leasehold Rev 1993 Ser A Riverside County
  Hosp Proj, 06-01-12                                                 6.500      A              1,000       1,154,790
Sacramento City Financing Auth,
  Rev Convention Ctr Hotel Ser 1999A, 01-01-30                        6.250      BB+            5,500       5,459,960
Sacramento County Sanitation District Finance Auth,
  Rev Ser A, 12-01-27                                                 5.875      AA             1,500       1,668,360
Sacramento Municipal Utility District,
  Rev Ref Ser 2001 P, 08-15-21                                        5.250      AAA            1,000       1,032,350
Sacramento Power Auth,
  Cogeneration Proj Rev Light & Pwr Imp, 07-01-22                     6.000      BBB-          12,000      12,538,320
Sacramento Unified School District,
  Spec Tax of Community Facil Dist 1 Ser B, 09-01-13                  7.300      AA               760         803,670
San Bernardino, County of,
  Cert of Part Ref Medical Ctr Fin Proj, 08-01-17                     5.500      AAA            5,000       5,533,950
  Cert of Part Ref Medical Ctr Fin Proj, 08-01-17                     5.500      Ap             3,750       3,974,700
  Cert of Part Ser B Cap Facil Proj, 08-01-24                         6.875      AAA              350         443,972
San Bruno Park School District,
  Cap Apprec Ser B, 08-01-21                                           Zero      AAA            1,015         358,640
  Cap Apprec Ser B, 08-01-23                                           Zero      AAA            1,080         338,018
San Diego County Regional Transportation
  Commission, Sales Tax Rev Refunded Bal
  Ser 1991 A, 04-01-06                                                7.000      AA-               90          95,245
San Diego County Water Auth,
  Water Rev Cert of Part Reg RITES, 04-23-08                          9.867#     AAA            1,000       1,207,500
  Water Rev Cert of Part Reg RITES, 04-22-09                          9.867#     AAA              400         484,500
San Diego Redevelopment Agency,
  Tax Alloc Cap Apprec Ser 1999B, 09-01-17                             Zero      BB             1,600         642,560
  Tax Alloc Cap Apprec Ser 1999B, 09-01-18                             Zero      BB             1,700         637,160
  Tax Alloc City Heights Proj Ser 1999A, 09-01-23                     5.750      BB             1,000         992,680
  Tax Alloc City Heights Proj Ser 1999A, 09-01-28                     5.800      BB             1,395       1,384,914
San Diego Unified School District,
  GO Cap Apprec Ser 1999A, 07-01-21                                    Zero      AAA            2,500         886,950
  GO Election of 1998 Ser 2000B, 07-01-25                             5.000      AAA            2,450       2,449,829
San Diego, Count of,
  Cert of Part Inmate Reception Ctr & Cooling,
  08-01-19                                                            6.750      AAA            3,000       3,401,640
San Francisco City & County Redevelopment Agency,
  Rev Community Facil Dist No. 6 Mission A, 08-01-25                  6.000      BB             2,500       2,519,525
San Francisco State Building Auth,
  Lease Rev Ref 1993 Ser A Dept of Gen Serv,
  10-01-13                                                            5.000      A              2,145       2,272,799
San Francisco, City of,
  Resid Facil Ser A Coventry Park Proj, 12-01-26                      8.500      BB-            2,000       1,672,440
San Joaquin Hills Transportation Corridor Agency,
  Toll Rd Rev Jr Lien Cap Apprec, 01-01-03                             Zero      AAA            5,000       4,933,800
  Toll Rd Rev Ref Conv Cap Apprec Ser A, 01-15-21                      Zero      BBB-           5,000       3,477,250
  Toll Rd Rev Sr Lien Cap Apprec, 01-01-14                             Zero      AAA            5,000       2,934,900
  Toll Rd Rev Sr Lien Cap Apprec, 01-01-22                             Zero      AAA            6,500       2,302,235
San Marcos Public Facilities Auth,
  Rev Tax Incr Poj Area 3-A, 08-01-31                                 6.000      BB             1,305       1,309,489
San Marino Unified School District,
  Ser A, 07-01-24                                                      Zero      AAA            5,820       1,727,958
San Mateo County Joint Powers Financing Auth,
  Lease Rev Ref Cap Proj Prog, 07-01-21                               5.000      AAA            1,815       1,881,229
Santa Ana Financing Auth,
  Lease Rev Ser A Police Admin & Holding Facil,
  07-01-19                                                            6.250      AAA            1,790       2,130,619
  Lease Rev Ser A Police Admin & Holding Facil,
  07-01-24                                                            6.250      AAA           10,000      12,050,700
  Rev Ref Ser D Mainplace Proj, 09-01-19                              5.600      BBB-           1,000       1,008,230
Santa Clara County Finance Auth,
  Lease Rev Ser 2000B Mult Facil Proj, 05-15-17                       5.500      AAA            6,000       6,496,680
Santa Clarita Community Facilities,
  Spec Tax of Community Facil Dist 92-1 Ser A,
  11-15-10                                                            7.450      BBB            3,600       3,727,692
Santaluz Community Facilities District No. 2,
  Calif Spec Tax Imp Area No 1, 09-01-30                              6.375      BB             1,500       1,522,545
Southern California Home Financing Auth,
  Single Family Mtg Rev GNMA & FNMA Mtg Backed
  Ser A, 09-01-22                                                     6.750      AAA              395         401,494
Southern California Public Power Auth,
  Rev Ref Southern Transmission Proj, 07-01-13                         Zero      AAA            4,400       2,712,776
Tahoe-Truckee Unified School District,
  GO Cap Apprec Imp District No 1-A, 08-01-21                          Zero      AAA            3,430       1,213,774
Tobacco Securitization Auth,
  Northern CA Tobacco Settlement Rev Asset Backed
  Bond Ser 2001A, 06-01-31                                            5.250      A              1,000         980,860
  Northern CA Tobacco Settlement Rev Asset Backed
  Bond Ser 2001A, 06-01-41                                            5.375      A              2,000       1,962,920
  Southern CA Tobacco Settlement Rev Asset Backed
  Bond Ser 2002A, 06-01-36                                            5.500      A              1,000         996,840
Torrance, City of,
  Hosp Rev Torrance Mem Medical Ctr Ser 2001A,
  06-01-31                                                            5.500      A+             3,500       3,484,530
Tustin Unified School District,
  Community Facil Dist No 97-1, 09-01-35                              6.375      BBB-           1,000       1,027,650
University of California,
  Cert of Part Ref UCLA Central Chiller/Cogeneration
  Proj, 11-01-11                                                      5.400      Aa2            1,000       1,039,300
Upland Unified School District,
  Cap Apprec Election of 2000, 08-01-25                                Zero      AAA            1,000         919,060
Vallejo Sanitation and Flood Control District,
  Cert of Part, 07-01-19                                              5.000      AAA            2,500       2,603,225
West Covina Redevelopment Agency,
  Ref Community Facil Dist Spec Tax Fashion Plaza
  Proj, 09-01-22                                                      6.000      AA             3,000       3,428,130

Puerto Rico 8.72%                                                                                          35,955,550
Puerto Rico Aqueduct and Sewer Auth,
  Ref Parts & Inflos Ser 1995 Gtd by the
  Commonwealth of Puerto Rico, 07-01-11                              10.120#     A              7,500       9,609,375
Puerto Rico Elec Pwr Auth Pwr Rev,
  Ser HH, 07-01-29                                                    5.250      AAA            2,500       2,551,625
Puerto Rico Highway & Transportation Auth,
  Highway Rev Ref 1996 Ser Z, 07-01-14                                6.250      AAA            3,250       3,886,350
  Ser A-MBIA IBC, 07-01-38                                            5.000      AAA            5,000       4,941,800
  Ser B, 07-01-26                                                     6.000      A              1,000       1,060,040
Puerto Rico Ind'l, Tourist, Ed'l, Medical &
  Environmental Ctl Facs,
  Hospital de La Concepcion-A, 11-15-20                               6.500      AA               500         559,040
Puerto Rico Ports Auth,
  Spec Facil Rev 1996 Ser A American Airlines Inc
  Proj, 06-01-26                                                      6.250      BB             2,000       1,574,400
Puerto Rico Public Finance Corp,
  Commonwealth Approp Ser 2002 E, 08-01-25                            5.700      A-             2,500       2,586,800
Puerto Rico, Commonwealth of,
  GO Pub Imp Ser 1996, 07-01-15                                       6.500      A              6,000       7,173,420
  GO Ref Pub Imp, 07-01-30                                            5.125      AAA            2,000       2,012,700

ISSUER, DESCRIPTION,                                                         INTEREST       PAR VALUE
MATURITY DATE                                                                    RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 1.22%                                                                               $5,043,000
(Cost $ 5,043,000)

Joint Repurchase Agreement 1.22%
Investment in a joint repurchase agreement
  transaction with Barclays Capital, Inc. --
  Dated 02-28-02, due 03-01-02 (Secured by
  U.S. Treasury Inflation Index Bonds, 3.375%
  thru 3.875% due 04-15-28 thru 04-15-32)                                       1.890%         $5,043       5,043,000

TOTAL INVESTMENTS 99.28%                                                                                 $409,326,221

OTHER ASSETS AND LIABILITIES, NET 0.72%                                                                    $2,974,054

TOTAL NET ASSETS 100.00%                                                                                 $412,300,275


Notes to the Schedule of Investments

  * Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, LLC, where Standard & Poor's are not available.

 ** All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.

  # Represents rate in effect on February 28, 2002.

(B) Non-income producing issuer, filed for protection under the Federal Bankruptcy code or is in default on interest payment.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

February 28, 2002
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                             VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION                                OF NET ASSETS
General Obligation                                          12.35%
Revenue Bonds -- Airport                                     0.38
Revenue Bonds -- Authority                                   4.41
Revenue Bonds -- Bond Anticipation Note                      0.87
Revenue Bonds -- Bridge & Toll Road                          0.84
Revenue Bonds -- Building                                    0.89
Revenue Bonds -- Correctional Facility                       4.90
Revenue Bonds -- Economic Development                        0.49
Revenue Bonds -- Education                                   4.58
Revenue Bonds -- Electric                                    5.57
Revenue Bonds -- Facility                                    0.52
Revenue Bonds -- Harbor/Channel                              0.74
Revenue Bonds -- Health                                     11.01
Revenue Bonds -- Highway                                     1.45
Revenue Bonds -- Housing                                     1.77
Revenue Bonds -- Improvement                                 1.12
Revenue Bonds -- Industrial Redevelopment                    0.14
Revenue Bonds -- Industrial Revenue                          0.12
Revenue Bonds -- Lease                                       2.79
Revenue Bonds -- Multi-Family                                1.35
Revenue Bonds -- Other                                      12.02
Revenue Bonds -- Pollution Control                           0.97
Revenue Bonds -- Recreational Facility                       0.66
Revenue Bonds -- Special Tax                                 3.14
Revenue Bonds -- Roadway/Street                              2.04
Revenue Bonds -- Sanitation District                         0.40
Revenue Bonds -- School                                      1.00
Revenue Bonds -- Sewer                                       1.83
Revenue Bonds -- Single-Family                               0.75
Revenue Bonds -- Tax Allocation                              2.70
Revenue Bonds -- Tax Increment                               0.80
Revenue Bonds -- Transportation                              7.98
Revenue Bonds -- Water and Sewer                             7.48

Total tax-exempt long-term bonds                            98.06%

See notes to
financial statements.



ASSETS AND
LIABILITIES

February 28, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $380,743,652)                         $409,326,221
Cash                                                                  273,766
Receivable for shares sold                                            766,086
Dividends and interest receivable                                   5,219,427
Other assets                                                          117,494

Total assets                                                      415,702,994

LIABILITIES
Payable for investments purchased                                   2,970,360
Dividends payable                                                      92,656
Payable for futures variation margin                                    6,094
Payable to affiliates                                                 185,165
Other payables and accrued expenses                                   148,444

Total liabilities                                                   3,402,719

NET ASSETS
Capital paid-in                                                   391,716,584
Accumulated net realized loss on investments and
  financial futures contracts                                      (8,724,692)
Net unrealized appreciation of investments and
  financial futures contracts                                      28,587,621
Undistributed net investment income                                   720,762

Net assets                                                       $412,300,275

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($335,696,796 [DIV] 30,709,981 shares)                         $10.93
Class B ($69,477,168 [DIV] 6,356,052 shares)                           $10.93
Class C ($7,126,311 [DIV] 651,973 shares)                              $10.93

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($10.93 [DIV] 95.5%)                                         $11.45
Class C ($10.93 [DIV] 99%)                                             $11.04

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
February 28, 2002
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest                                                          $11,595,498

Total investment income                                            11,595,498

EXPENSES
Investment management fee                                           1,119,068
Class A distribution and service fee                                  245,020
Class B distribution and service fee                                  372,927
Class C distribution and service fee                                   28,271
Transfer agent fee                                                    128,061
Accounting and legal services fee                                      43,073
Custodian fee                                                          41,023
Auditing fee                                                           15,020
Miscellaneous                                                          10,461
Printing                                                               10,143
Trustees' fee                                                           9,221
Registration and filing fee                                             7,145
Legal fee                                                               2,861
Interest expense                                                          932

Total expenses                                                      2,033,226
Less expense reductions                                               (26,540)

Net expenses                                                        2,006,686

Net investment income                                               9,588,812

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on
Investments                                                           300,677
Financial futures contracts                                            20,455
Change in net unrealized appreciation (depreciation) on
Investments                                                        (7,088,018)
Financial futures contracts                                             5,661

Net realized and unrealized loss                                   (6,761,225)

Increase in net assets from operations                             $2,827,587

1 Semiannual period from 9-1-01 through 2-28-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the pre-
vious period. The
difference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in money
shareholders
invested in the
Fund.

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                   8-31-01          2-28-02 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                          $19,069,603       $9,588,812
Net realized gain                                1,769,615          321,132
Change in net unrealized
  appreciation (depreciation)                   13,875,162       (7,082,357)

Increase in net assets
  resulting from operations                     34,714,380        2,827,587

Distributions to shareholders
From net investment income
Class A                                        (15,508,259)      (8,935,828)
Class B                                         (3,433,871)        (540,354)
Class C                                           (127,473)         (78,338)
                                               (19,069,603)      (9,554,520)

From fund share transactions                    10,965,062        3,278,177

NET ASSETS
Beginning of period                            389,139,192      415,749,031

End of period 2                               $415,749,031     $412,300,275

1 Semiannual period from 9-1-01 through 02-28-02. Unaudited.

2 Includes undistributed net investment income of $46,904 and $720,762, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           8-31-97     8-31-98     8-31-99     8-31-00     8-31-01     2-28-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.36      $10.77      $11.19      $10.65      $10.69      $11.11
Net investment income 3                                   0.57        0.56        0.56        0.56        0.54        0.26
Net realized and unrealized
  gain (loss) on investments                              0.41        0.42       (0.54)       0.04        0.42       (0.18)
Total from
  investment operations                                   0.98        0.98        0.02        0.60        0.96        0.08
Less distributions
From net investment income                               (0.57)      (0.56)      (0.56)      (0.56)      (0.54)      (0.26)
Net asset value,
  end of period                                         $10.77      $11.19      $10.65      $10.69      $11.11      $10.93
Total return 4,5 (%)                                      9.71        9.32        0.11        5.93        9.26        0.77 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $291        $300        $307        $306        $331        $336
Ratio of expenses
  to average net assets (%)                               0.75        0.75        0.75        0.75        0.80        0.83 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             0.82        0.83        0.82        0.84        0.82        0.84 7
Ratio of net investment income
  to average net assets (%)                               5.42        5.05        5.06        5.39        5.01        4.87 7
Portfolio turnover (%)                                      15          10           3          11          14           7

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           8-31-97     8-31-98     8-31-99     8-31-00     8-31-01     2-28-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.36      $10.77      $11.19      $10.65      $10.69      $11.11
Net investment income 3                                   0.49        0.47        0.48        0.48        0.46        0.22
Net realized and unrealized
  gain (loss) on investments                              0.41        0.42       (0.54)       0.04        0.42       (0.18)
Total from
  investment operations                                   0.90        0.89       (0.06)       0.52        0.88        0.04
Less distributions
From net investment income                               (0.49)      (0.47)      (0.48)      (0.48)      (0.46)      (0.22)
Net asset value,
  end of period                                         $10.77      $11.19      $10.65      $10.69      $11.11      $10.93
Total return 4,5 (%)                                      8.88        8.50       (0.63)       5.14        8.45        0.38 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $89         $99         $99         $81         $80         $69
Ratio of expenses
  to average net assets (%)                               1.50        1.50        1.50        1.50        1.55        1.61 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             1.57        1.58        1.67        1.69        1.67        1.62 7
Ratio of net investment income
  to average net assets (%)                               4.66        4.29        4.31        4.64        4.26        4.09 7
Portfolio turnover (%)                                      15          10           3          11          14           7

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           8-31-99 9   8-31-00     8-31-01     2-28-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.14      $10.65      $10.69      $11.11
Net investment income 3                                   0.18        0.47        0.45        0.22
Net realized and unrealized
  gain (loss) on investments                             (0.49)       0.04        0.42       (0.18)
Total from
  investment operations                                  (0.31)       0.51        0.87        0.04
Less distributions
From net investment income                               (0.18)      (0.47)      (0.45)      (0.22)
Net asset value,
  end of period                                         $10.65      $10.69      $11.11      $10.93
Total return 4,5 (%)                                     (2.77) 6     5.03        8.34        0.35 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1          $3          $4          $7
Ratio of expenses
  to average net assets (%)                               1.60 7      1.60        1.65        1.68 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             1.67 7      1.69        1.67        1.69 7
Ratio of net investment income
  to average net assets (%)                               4.20 7      4.54        4.13        4.01 7
Portfolio turnover (%)                                       3          11          14           7

1 Semiannual period 9-1-01 through 02-28-02. Unaudited.

2 As required, effective 9-1-01 the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and discounts on debt securities. This change had no effect on per-share amounts for the period ended 2-28-02 and, had the Fund not made these changes to amortization, the annualized ratio of net investment income to average net assets would have been 4.85%, 4.07% and 3.99% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding at the end of each month.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Class C shares began operations on 4-1-99.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock California Tax-Free Income Fund (the "Fund") is a diversified open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide as high a level of current income exempt from both federal income taxes and California personal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds.The Fund had no borrowing activity under the line of credit during the period ended February 28, 2002.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

The Fund had the following open financial futures contracts at February
28, 2002:

                                                           UNREALIZED
EXPIRATION        OPEN CONTRACTS         POSITION          APPRECIATION
February 02       15 U.S. Treasury Bond  Long              $5,052

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $7,990,019 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The carryforward expires as follows: August 31, 2003 -- $3,955,564, August 31, 2004 -- $2,378,578, August 31, 2005 -- $7,774,
August 31, 2006 -- $679,515 and August 31, 2008 -- $968,588.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.55% of the Fund's average daily net asset value.

The Fund has an agreement with its custodian bank under which custodian fees are reduced by balance credits applied during the period. Accordingly, the custody expense reduction amounted to $716, or less than 0.01% of the Fund's average net assets, for the period ended February 28, 2002. If the Fund had not entered into this agreement the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.15% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. JH Funds has agreed to limit the distribution and service ("12b-1") fee pursuant to Class B Plan to 0.90% of the Fund's Class B average daily net assets. Accordingly, the reduction in the 12b-1 fee amounted to $25,824 for the period ended February 28, 2002. This limitation was terminated on December 31, 2001. A maximum of 0.25% of 12b-1 payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended February 28, 2002, JH Funds received net up-front sales charges of $230,020 with regard to sales of Class A shares. Of this amount, $25,803 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $191,740 was paid as sales commissions to unrelated broker-dealers and $12,477 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended February 28, 2002, JH Funds received net up-front sales charges of $52,713 with regard to sales of Class C shares. Of this amount, $52,711 was paid as sales commissions to unrelated broker-dealers and $2 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended February 28, 2002, CDSCs received by JH Funds amounted to $70,090 for Class B shares and $5,837 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses for Class A, Class B and Class C shares.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 8-31-01        PERIOD ENDED 2-28-02 1
                              SHARES         AMOUNT       SHARES         AMOUNT
CLASS A SHARES
Sold                       4,437,459    $47,979,774    3,373,565    $36,977,640
Distributions reinvested     635,158      6,867,230      310,037      3,386,135
Repurchased               (3,890,427)   (42,033,104   (2,765,162)   (30,318,899)
Net increase               1,182,190    $12,813,900      918,440    $10,044,876

CLASS B SHARES
Sold                       1,316,567    $14,246,818      519,288     $5,696,198
Distributions reinvested     128,614      1,390,416       45,517        495,801
Repurchased               (1,754,904)   (18,951,958   (1,443,817)   (15,834,903)
Net decrease                (309,723)   ($3,314,724)    (879,012)   ($9,642,904)

CLASS C SHARES
Sold                         257,925     $2,803,443      335,187     $3,680,617
Distributions reinvested       4,302         46,572        4,978         54,314
Repurchased                 (128,523)    (1,384,129)     (79,405)      (858,726)
Net increase                 133,704     $1,465,886      260,760     $2,876,205

NET INCREASE               1,006,171    $10,965,062      300,188     $3,278,177

1 Semiannual period from 9-1-01 through 02-28-02. Unaudited.


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2002, aggregated $31,564,536 and $27,917,141, respectively.

The cost of investments owned at February 28, 2002, including short-term investments, for federal income tax purposes was $380,064,111. Gross unrealized appreciation and depreciation of investments aggregated $32,552,500 and $3,290,390, respectively, resulting in net unrealized appreciation of $29,262,110. The difference between book basis and tax basis net unrealized appreciation/depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Change in accounting principle

Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $639,566 increase in the cost of investments and a corresponding decrease in net unrealized appreciation of investments, based on securities held as of August 31, 2001.

The effect of this change for the period ended February 28, 2002, was to increase net investment income by $30,953, decrease unrealized appreciation on investments by $39,975 and increase net realized gain on investments by $9,022. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Core Growth Fund
                    Core Value Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



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FOR YOUR
INFORMATION

TRUSTEES
James F. Carlin*
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By Regular Mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By Express Mail                   John Hancock Signature Services, Inc.
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                                  529 Main Street
                                  Charlestown, MA 02129

Customer Service Representatives  1-800-225-5291

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TDD Line                          1-800-554-6713



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530SA   2/02
        4/02